ACCOUNTING CHANGES	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
ACCOUNTING CHANGES
ACCOUNTING CHANGES

NOTE 2. ACCOUNTING CHANGES

Standards Implemented

In October 2021, the Financial Accounting Standards Board (“FASB”) issued guidance (“Revenue Contracts with Customers Acquired in a Business Combination”) which requires that an acquirer recognize and measure contract assets and liabilities acquired in a business combination as if the acquirer had originated the contracts, in accordance with ASC 606, Revenue from Contracts with Customers. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, which had historically resulted in a deferred revenue impairment at the date of acquisition. The guidance is effective January 1, 2023, and early adoption is permitted. The Company has early adopted the guidance as of January 1, 2022. Our adoption did not materially affect our consolidated financial statements.

NOTE 2. ACCOUNTING CHANGES

Standards Implemented

In October 2021, the Financial Accounting Standards Board (“FASB”) issued guidance (“Revenue Contracts with Customers Acquired in a Business Combination”) which requires that an acquirer recognize and measure contract assets and liabilities acquired in a business combination as if the acquirer had originated the contracts, in accordance with ASC 606, Revenue from Contracts with Customers. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, which had historically resulted in a deferred revenue impairment at the date of acquisition. The guidance is effective January 1, 2023, and early adoption is permitted. The Company has early adopted the guidance as of January 1, 2022. Our adoption did not materially affect our consolidated financial statements.

NOTE 2. ACCOUNTING CHANGES

New Standards to be Implemented

In October 2021, the Financial Accounting Standards Board (“FASB”) issued guidance (“Revenue Contracts with Customers Acquired in a Business Combination”) which requires that an acquirer recognize and measure contract assets and liabilities acquired in a business combination as if it had originated the contracts, in accordance with ASC 606, Revenue from Contracts with Customers. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, which had historically resulted in a deferred revenue impairment at the date of acquisition. The amendment is effective January 1, 2023, and early adoption is permitted. The Company is evaluating the impact of the guidance and adoption date.

Standards Implemented

In December 2019, the FASB issued guidance (“Simplifying the Accounting for Income Taxes”) intended to simplify various aspects of income tax accounting by removing certain exceptions to the general principle of the guidance and also clarified and amended existing guidance to improve consistency in application. The guidance was effective January 1, 2021, and early adoption was permitted. The Company adopted the guidance on a prospective basis as of the effective date. The guidance did not have a material impact in the consolidated financial results.